Seward & Kissel LLP
                               1200 G Street, N.W.
                                    Suite 350
                             Washington, D.C. 20005
                             (202) 737-8833 (phone)
                              (202) 737-5184 (fax)


                                             November 2, 2005


VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

       Re:      AllianceBernstein Cap Fund, Inc.
                (File Nos. 2-29901 and 811-01716)
                AllianceBernstein Global Health Care Fund, Inc.
                (File Nos. 333-77953 and 811-09329)
                AllianceBernstein Global Research Growth Fund, Inc.
                (File Nos. 333-85164 and 811-21064)
                AllianceBernstein Global Technology Fund, Inc.
                (File Nos. 2-70427 and 811-03131)
                AllianceBernstein Greater China `97 Fund, Inc.
                (File Nos. 333-26229 and 811-08201)
                AllianceBernstein International Growth Fund, Inc.
                (File Nos. 33-76598 and 811-08426)
                AllianceBernstein International Research Growth Fund, Inc. (File Nos. 333-41375 and 811-08527)
                AllianceBernstein Large Cap Growth Fund, Inc.
                (File Nos. 33-49530 and 811-06730)
                AllianceBernstein Mid-Cap Growth Fund, Inc.
                (File Nos. 2-10768 and 811-00204)
                The AllianceBernstein Portfolios
                (File Nos. 33-12988 and 811-05088)


Ladies and Gentlemen:

     On behalf of the above-referenced AllianceBernstein Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the prospectus supplements for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. Those post-effective amendments were filed electronically with the Securities and Exchange Commission on October 28, 2005 for AllianceBernstein Large Cap Growth Fund and The AllianceBernstein Portfolios and October 31, 2005 for AllianceBernstein Cap Fund, AllianceBernstein Global Health Care Fund, AllianceBernstein Global Research Growth Fund, AllianceBernstein Global Technology Fund, AllianceBernstein Greater China '97 Fund, AllianceBernstein International Growth Fund, AllianceBernstein International Research Growth Fund and AllianceBernstein Mid-Cap Growth Fund.

                                             Sincerely,


                                             /s/ Nora L. Sheehan
                                             ---------------------
                                                 Nora L. Sheehan

00250.0157 #614209